Trade and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade And Other Payables
Schedule of Trade Payables
	Unaudited 31 December 2024	30 June 2024
	AUD$	AUD$
CURRENT
Related parties – payable Note 21	980,127	589,166
Trade payables	8,581,037	9,866,518
Total trade and other payables	9,561,164	10,455,684

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Related parties - payable	589,166	4,936,423
Trade payables	9,866,518	1,776,345
Total trade and other payables	10,455,684	6,712,768